Leases	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Leases
Leases

9.Leases

The Company is obligated under operating leases only for building and office rentals. The leases require the Company to pay taxes, insurance, utilities, and maintenance costs. Total rent expense under these leases was $7,358 and $762 during the years ended December 31, 2025 and 2024, respectively, and are included in cost of sales and general and administrative expenses.

Future minimum annual commitments under these operating leases as of December 31, 2025 are as follows:

Amount
2026	$7,917
2027	8,153
2028	8,398
2029	8,305
2030	8,070
Thereafter	87,098
Total	127,941
Less: amount representing interest	(63,491)
Present value of net minimum lease payments	64,450
Less: current obligations	(1,287)
Long-term obligations under leases	$63,163

Expenses recognized under these leases for the years ended December 31, 2025 and 2024 consist of the following:

	2025	2024
Lease cost – Operating lease cost	$7,358	$726
Other information:
Cash paid for amounts included in the measurement of lease liabilities – Operating cash flows from operating leases	$2,477	$660
Right-of-use assets obtained in exchange for new operating lease liabilities	64,766	—
Weighted-average remaining lease term (years) – Operating leases	13.86	4.58
Weighted-average discount rate – Operating leases	10.49%	10.00%